Offerings - Offering: 1	Jul. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.10 per share
Amount Registered | shares	95,000,000
Proposed Maximum Offering Price per Unit	46.40
Maximum Aggregate Offering Price	$ 4,408,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 608,744.80
Offering Note	(1) This registration statement also relates to an indeterminate number of shares of Verizon Communications Inc., a Delaware corporation ("Verizon"), common stock, par value $0.10 per share (the "Common Stock"), that may be issued as a result of one or more adjustments under the Plan to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions. (2) Estimated pursuant to paragraphs (c) and (h) of Rule 457 solely for the purpose of calculating the registration fee, based upon the average of the reported high and low sales prices for a share of Common Stock on July 30, 2026, as reported on the New York Stock Exchange.